STOCK OPTIONS AND RESTRICTED STOCK (Summary of Restricted Stock Activity) (Details) (Restricted Stock [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted Stock [Member]
Number of shares:
Balance of unvested restricted stock, beginning of period	1,009,914	723,483	1,498,601
Issuance of restricted stock		1,648,000
Vested	(602,064)	(1,361,569)	(775,118)
Balance of unvested restricted stock, end of period	407,850	1,009,914	723,483
Weighted Average Grant Date Fair Value:
Balance of unvested restricted stock, beginning of period	$ 0.25	$ 0.19	$ 0.20
Issuance of restricted stock		$ 0.27
Vested	$ (0.24)	$ (0.24)	$ (0.20)
Balance of unvested restricted stock, end of period	$ 0.27	$ 0.25	$ 0.19